Consolidated Statements of Changes in Equity - EUR (€)	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Currency translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2017	€ 4,657,355	€ 100,928	€ 10,514,354	€ 175,247		€ (6,133,174)
Total comprehensive loss	(4,313,914)					(4,313,914)
Issue of share capital	4,508,851		4,508,851
Share-based payments	100,745			100,745
Ending balance at Dec. 31, 2018	4,953,037	100,928	15,023,205	275,992		(10,447,088)
Total comprehensive loss	(8,027,162)					(8,027,162)
Issue of share capital	22,467,707	30,034	22,437,673
Transaction costs on issue of shares	(836,181)		(836,181)
Share-based payments	116,147			116,147
Ending balance at Dec. 31, 2019	18,673,548	130,962	36,624,697	392,139		(18,474,250)
Total comprehensive loss	(25,985,704)					(25,985,704)
Issue of share capital	102,514,879	104,731	102,410,148
Transaction costs on issue of shares	(1,000,265)		(1,000,265)
Currency translation reserve	(4,365)				€ (4,365)
Share-based payments	1,587,736			1,587,736
Ending balance at Dec. 31, 2020	€ 95,785,829	€ 235,693	€ 138,034,580	€ 1,979,875	€ (4,365)	€ (44,459,954)